Schedule of Investments
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.66%
Australia–6.70%
Dexus	106,134	$503,905
Goodman Group	122,261	2,649,519
NEXTDC Ltd.(a)	66,728	748,602
Scentre Group	552,901	1,491,382
Stockland	295,629	1,195,587
		6,588,995
Belgium–1.22%
Aedifica S.A.	6,465	479,974
Warehouses De Pauw C.V.A.	19,582	490,912
Xior Student Housing N.V.(b)	6,629	228,212
		1,199,098
Canada–1.67%
Canadian Apartment Properties REIT	16,353	478,240
Chartwell Retirement Residences	52,520	761,553
Dream Industrial REIT	45,000	401,919
		1,641,712
France–1.70%
Klepierre S.A.	17,268	674,141
Unibail-Rodamco-Westfield	9,506	1,001,121
		1,675,262
Germany–2.71%
LEG Immobilien SE	8,737	696,319
Sirius Real Estate Ltd.	492,451	647,679
Vonovia SE	42,160	1,317,576
		2,661,574
Hong Kong–3.02%
Hongkong Land Holdings Ltd.	101,000	639,351
Link REIT	199,100	1,022,973
Sun Hung Kai Properties Ltd.	109,500	1,309,789
		2,972,113
Japan–9.36%
Activia Properties, Inc.	427	388,656
GLP J-Reit	646	596,426
Invincible Investment Corp.	939	428,183
Japan Metropolitan Fund Investment Corp.	802	616,867
KDX Realty Investment Corp.	388	442,022
Mitsubishi Estate Co. Ltd.	19,100	438,991
Mitsui Fudosan Accommodations Fund, Inc.	477	425,966
Mitsui Fudosan Co. Ltd.	223,800	2,436,310
Nippon Building Fund, Inc.	1,024	966,235
Nippon Prologis REIT, Inc.	855	499,603
ORIX JREIT, Inc.	781	529,547
Sumitomo Realty & Development Co. Ltd.	21,300	939,530
Tokyu Fudosan Holdings Corp.	59,100	488,500
		9,196,836
Shares		Value
Netherlands–0.33%
CTP N.V.(b)	14,326	$319,700
Singapore–2.63%
CapitaLand Integrated Commercial Trust	585,098	1,039,101
Keppel DC REIT	216,100	400,710
Keppel DC REIT, Rts., expiring 10/13/2025	17,288	2,010
Mapletree Logistics Trust	432,100	419,560
Mapletree Pan Asia Commercial Trust	359,400	398,624
Parkway Life REIT	102,000	325,979
		2,585,984
Spain–0.89%
Colonial SFL Socimi S.A.	50,518	330,527
Merlin Properties SOCIMI S.A.	35,852	542,933
		873,460
Sweden–1.53%
Catena AB	6,240	284,192
Fastighets AB Balder, Class B(a)(c)	103,831	744,002
Wihlborgs Fastigheter AB	48,414	474,015
		1,502,209
Switzerland–1.19%
PSP Swiss Property AG	4,516	776,983
Swiss Prime Site AG	2,786	390,288
		1,167,271
United Kingdom–3.30%
Big Yellow Group PLC	34,848	456,590
British Land Co. PLC (The)	104,302	490,421
Grainger PLC	96,505	252,570
Great Portland Estates PLC	86,960	373,305
LondonMetric Property PLC	254,495	623,521
Segro PLC	46,936	414,728
Unite Group PLC (The)	65,257	632,015
		3,243,150
United States–62.41%
American Healthcare REIT, Inc.(c)	27,196	1,142,504
American Homes 4 Rent, Class A	36,046	1,198,530
American Tower Corp.	2,838	545,804
AvalonBay Communities, Inc.	12,318	2,379,468
Brixmor Property Group, Inc.(c)	74,531	2,063,018
CareTrust REIT, Inc.(c)	29,036	1,006,968
Cousins Properties, Inc.(c)	40,558	1,173,749
Crown Castle, Inc.	4,315	416,354
CubeSmart	48,058	1,954,038
Digital Realty Trust, Inc.	21,472	3,712,079
EastGroup Properties, Inc.(c)	9,410	1,592,737
Equinix, Inc.	3,555	2,784,418
Equity Residential	37,030	2,396,952
Essential Properties Realty Trust, Inc.(c)	41,962	1,248,789
Extra Space Storage, Inc.	17,100	2,410,074
First Industrial Realty Trust, Inc.	44,643	2,297,775
Gaming and Leisure Properties, Inc.	41,669	1,942,192
Healthcare Realty Trust, Inc.(c)	79,250	1,428,878
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
United States–(continued)
Host Hotels & Resorts, Inc.	77,590	$1,320,582
Invitation Homes, Inc.	41,366	1,213,265
Iron Mountain, Inc.	35,182	3,586,453
Lamar Advertising Co., Class A(c)	8,161	999,070
Omega Healthcare Investors, Inc.	35,827	1,512,616
Prologis, Inc.	39,645	4,540,145
Rexford Industrial Realty, Inc.(c)	18,295	752,107
Ryman Hospitality Properties, Inc.(c)	7,747	694,054
Simon Property Group, Inc.	15,252	2,862,343
Tanger, Inc.	26,892	910,025
UDR, Inc.(c)	36,690	1,367,069
Ventas, Inc.	9,832	688,142
Vornado Realty Trust(c)	29,419	1,192,352
W.P. Carey, Inc.(c)	34,357	2,321,503
Welltower, Inc.	31,948	5,691,217
		61,345,270
Total Common Stocks & Other Equity Interests (Cost $86,990,276)		96,972,634
Money Market Funds–0.87%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	299,985	299,985
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	557,114	$557,114
Total Money Market Funds (Cost $857,099)		857,099
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.53% (Cost $87,847,375)		97,829,733
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.77%
Invesco Private Government Fund, 4.14%(d)(e)(f)	3,758,780	3,758,780
Invesco Private Prime Fund, 4.26%(d)(e)(f)	9,774,476	9,777,408
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,536,188)		13,536,188
TOTAL INVESTMENTS IN SECURITIES—113.30% (Cost $101,383,563)		111,365,921
OTHER ASSETS LESS LIABILITIES–(13.30)%		(13,074,950)
NET ASSETS–100.00%		$98,290,971
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
September 30, 2025 was $547,912, which represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1	$7,726,896	$(7,426,912)	$-	$-	$299,985	$13,471
Invesco Treasury Portfolio, Institutional Class	-	14,349,949	(13,792,835)	-	-	557,114	24,822
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,309,448	55,696,971	(55,247,639)	-	-	3,758,780	142,594*
Invesco Private Prime Fund	8,583,529	128,828,079	(127,635,787)	-	1,587	9,777,408	383,571*
Total	$11,892,978	$206,601,895	$(204,103,173)	$-	$1,587	$14,393,287	$564,458

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$6,588,995	$—	$6,588,995
Belgium	—	1,199,098	—	1,199,098
Canada	1,641,712	—	—	1,641,712
France	—	1,675,262	—	1,675,262
Germany	—	2,661,574	—	2,661,574
Hong Kong	—	2,972,113	—	2,972,113
Japan	—	9,196,836	—	9,196,836
Netherlands	—	319,700	—	319,700
Singapore	—	2,585,984	—	2,585,984
Spain	—	873,460	—	873,460
Sweden	—	1,502,209	—	1,502,209
Switzerland	—	1,167,271	—	1,167,271
United Kingdom	—	3,243,150	—	3,243,150
United States	61,345,270	—	—	61,345,270
Money Market Funds	857,099	13,536,188	—	14,393,287
Total Investments	$63,844,081	$47,521,840	$—	$111,365,921
Invesco V.I. Global Real Estate Fund